Note 15 - Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Financial Instruments (Details) [Line Items]
Derivative, Notional Amount	$ 30,000,000
Asset Impairment Charges	3,500,000	78,207,462
Long-term Debt, Fair Value	54,900,000
Difference between Fair Value and Carrying Value	(600,000)
Long-term Debt	$ 54,257,000
Fair Value Assumptions, Expected Dividend Rate	19.00%
Interest Rate Swap [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3